Long-Term Investments	12 Months Ended
Mar. 31, 2025
Long-Term Investments [Abstract]
Long-term investments

9. Long-term investments

As of March 31, 2025 and 2024, long-term investments consisted of the following:

	As of March 31,
	2025	2024
Investment in a partnership	$-	$256,420
Investment in cost-method investees	3,647,784	1,747,784
	$3,647,784	$2,004,204

On June 24, 2022, the Company entered into a partnership agreement to invest $256,420 (HKD 2,000,000), for 20% partnership interest in the limited partnership. The funds raised by the limited partnership are invested in biological entities. During the year ended March 31, 2025, the limited partnership make investment in an investee which incurred significant loss for the year of 2025 and presented accumulated loss as of March 31, 2025. The Company assessed that the decline in fair value of long-term investment to be other-than-temporary. As of March 31, 2025, the Company provided full impairment against the investment. As of March 31, 2024, the limited partnership incurred limited operations, and the Company did not record its share of the operating loss of the limited partnership for the years ended March 31, 2024 and 2023. As of March 31, 2024, no significant impairment indicators have been noted in connection with the investment.

During the year ended March 31, 2025, the Company made additional investments of $1,900,000 in two cost-method investees. During the year ended March 31, 2024, the Company made investments of $1,747,784 in three privately held companies, over which the Company owned equity interest of neither has control nor significant influence through investment in ordinary shares. The Company accounted for the investment in these privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuers. These privately held companies just commenced their operations in the year of 2024, and incurred minimal losses through March 31, 2025. For the years ended March 31, 2025 and 2024, the Company did not record upward adjustments or downward adjustments on the investment. The Company’s impairment analysis considers both qualitative and quantitative factors that may have a significant effect on the fair value of the equity security. As of March 31, 2025 and 2024, the Company did not recognize impairment against the investment security.

During the year ended March 31, 2025, the Company also made an investment deposit of $500,000 in one existing cost-method investee with intension to increase its equity interest in the investee. The investment was closed in April 2025. As of March 31, 2025, the Company recorded the investment deposit in the account of “deposit for long-term investment”.